UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2306
                                                      --------

                             OPPENHEIMER GROWTH FUND
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                     Date of reporting period: MAY 31, 2007
                                               ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
-------------------------------------------------------------------------------

                                                         SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS--99.9%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.3%
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
International Game Technology                           303,200   $ 12,185,608
-------------------------------------------------------------------------------
Starbucks Corp. 1                                       347,800     10,020,118
                                                                  -------------
                                                                    22,205,726
-------------------------------------------------------------------------------
MEDIA--1.3%
Comcast Corp., Cl. A 1                                  618,700     16,958,567
-------------------------------------------------------------------------------
MULTILINE RETAIL--3.3%
J.C. Penney Co., Inc. (Holding Co.)                     157,900     12,707,792
-------------------------------------------------------------------------------
Kohl's Corp. 1                                          159,000     11,975,880
-------------------------------------------------------------------------------
Target Corp.                                            302,700     18,897,561
                                                                  -------------
                                                                    43,581,233
-------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Staples, Inc.                                         1,184,500     29,683,570
-------------------------------------------------------------------------------
Tiffany & Co.                                           208,200     10,945,074
-------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                   153,700      5,208,893
                                                                  -------------
                                                                    45,837,537
-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Polo Ralph Lauren Corp., Cl. A                          211,900     20,666,607
-------------------------------------------------------------------------------
CONSUMER STAPLES--7.9%
-------------------------------------------------------------------------------
BEVERAGES--1.7%
PepsiCo, Inc.                                           321,100     21,940,763
-------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Kroger Co. (The)                                        444,000     13,462,080
-------------------------------------------------------------------------------
Ruddick Corp.                                           221,500      6,930,735
                                                                  -------------
                                                                    20,392,815
-------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Wm. Wrigley Jr. Co.                                     247,100     14,480,060
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.6%
Colgate-Palmolive Co.                                   240,000     16,070,400
-------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              505,200     32,105,460
                                                                  -------------
                                                                    48,175,860
-------------------------------------------------------------------------------
ENERGY--6.6%
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.8%
National Oilwell Varco, Inc. 1                          155,000     14,639,750
-------------------------------------------------------------------------------
Schlumberger Ltd.                                       283,100     22,044,997
                                                                  -------------
                                                                    36,684,747
-------------------------------------------------------------------------------
OIL & GAS--3.8%
Apache Corp.                                            230,000     18,572,500
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                              382,100     21,004,037
-------------------------------------------------------------------------------
Range Resources Corp.                                   276,500     10,711,610
                                                                  -------------
                                                                    50,288,147
-------------------------------------------------------------------------------
FINANCIALS--9.7%
-------------------------------------------------------------------------------
CAPITAL MARKETS--3.3%
Goldman Sachs Group, Inc. (The)                          62,400     14,403,168
-------------------------------------------------------------------------------
Legg Mason, Inc.                                        149,300     15,083,779


                           1 | OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
-------------------------------------------------------------------------------

                                                         SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
TD Ameritrade Holding Corp. 1                           675,000   $ 13,857,750
                                                                  -------------
                                                                    43,344,697
-------------------------------------------------------------------------------
COMMERCIAL BANKS--1.0%
Wachovia Corp.                                          236,600     12,821,354
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Chicago Mercantile Exchange (The)                        23,900     12,690,900
-------------------------------------------------------------------------------
INSURANCE--4.1%
American International Group, Inc.                      746,000     53,965,640
-------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Jones Lang LaSalle, Inc.                                 50,700      5,916,690
-------------------------------------------------------------------------------
HEALTH CARE--16.1%
-------------------------------------------------------------------------------
BIOTECHNOLOGY--4.0%
BioMarin Pharmaceutical, Inc. 1                         244,400      4,360,096
-------------------------------------------------------------------------------
Celgene Corp. 1                                         256,800     15,726,432
-------------------------------------------------------------------------------
Genentech, Inc. 1                                       177,500     14,159,175
-------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                 227,700     18,846,729
                                                                  -------------
                                                                    53,092,432
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
Bard (C.R.), Inc.                                       165,000     13,927,650
-------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                          667,100     26,884,130
                                                                  -------------
                                                                    40,811,780
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.0%
Cardinal Health, Inc.                                   164,400     11,912,424
-------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                          145,000     11,275,200
-------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                294,500     16,129,765
                                                                  -------------
                                                                    39,317,389
-------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.5%
Allscripts Healthcare Solutions, Inc. 1                 276,300      6,785,928
-------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.3%
Thermo Fisher Scientific, Inc. 1                        326,000     17,799,600
-------------------------------------------------------------------------------
PHARMACEUTICALS--4.2%
Medicis Pharmaceutical Corp., Cl. A                     207,000      6,831,000
-------------------------------------------------------------------------------
Merck & Co., Inc.                                       265,000     13,899,250
-------------------------------------------------------------------------------
Schering-Plough Corp.                                   334,500     10,951,530
-------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc, ADR                    352,900     24,614,775
                                                                  -------------
                                                                    56,296,555
-------------------------------------------------------------------------------
INDUSTRIALS--7.3%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Boeing Co.                                              172,800     17,381,952
-------------------------------------------------------------------------------
General Dynamics Corp.                                  143,100     11,482,344
-------------------------------------------------------------------------------
Precision Castparts Corp.                               135,700     16,224,292
                                                                  -------------
                                                                    45,088,588
-------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
Expeditors International of Washington, Inc.            230,700     10,072,362
-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.0%
Quanta Services, Inc. 1                                 450,000     13,504,500


                           2 | OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
-------------------------------------------------------------------------------

                                                         SHARES          VALUE
-------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------
MACHINERY--1.4%
Bucyrus International, Inc., Cl. A                       89,700   $  6,364,215
-------------------------------------------------------------------------------
Oshkosh Truck Corp.                                     198,800     12,263,972
                                                                  -------------
                                                                    18,628,187
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
Fastenal Co.                                            217,300      9,417,782
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--36.9%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.2%
Cisco Systems, Inc. 1                                 1,644,400     44,267,248
-------------------------------------------------------------------------------
Corning, Inc. 1                                       1,525,000     38,125,000
-------------------------------------------------------------------------------
F5 Networks, Inc. 1                                     121,000      9,832,460
-------------------------------------------------------------------------------
QUALCOMM, Inc.                                          287,700     12,356,715
-------------------------------------------------------------------------------
Research in Motion Ltd. 1                               103,900     17,255,712
                                                                  -------------
                                                                   121,837,135
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--9.1%
Apple, Inc. 1,2                                         423,500     51,480,660
-------------------------------------------------------------------------------
EMC Corp. 1                                           2,625,000     44,336,250
-------------------------------------------------------------------------------
Network Appliance, Inc. 1                               428,100     13,780,539
-------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                              2,257,100     11,511,210
                                                                  -------------
                                                                   121,108,659
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.1%
Akamai Technologies, Inc. 1                             145,700      6,441,397
-------------------------------------------------------------------------------
eBay, Inc. 1                                            599,200     19,509,952
-------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                    85,000     42,308,750
-------------------------------------------------------------------------------
Yahoo!, Inc. 1                                          458,200     13,150,340
                                                                  -------------
                                                                    81,410,439
-------------------------------------------------------------------------------
IT SERVICES--0.8%
VeriFone Holdings, Inc. 1                               285,200      9,876,476
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.3%
ASML Holding NV 1                                       563,700     14,526,549
-------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                 573,700     17,532,272
-------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                        230,000      4,991,000
-------------------------------------------------------------------------------
Texas Instruments, Inc.                                 448,300     15,851,888
-------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1        95,700      4,033,755
                                                                  -------------
                                                                    56,935,464
-------------------------------------------------------------------------------
SOFTWARE--7.4%
Activision, Inc. 1                                      639,500     12,655,705
-------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                   473,400     20,867,472
-------------------------------------------------------------------------------
Amdocs Ltd. 1                                           244,400      9,499,828
-------------------------------------------------------------------------------
Autodesk, Inc. 1                                        457,800     20,807,010
-------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                 455,100     22,240,737
-------------------------------------------------------------------------------
Red Hat, Inc. 1                                         515,000     12,648,400
                                                                  -------------
                                                                    98,719,152


                           3 | OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

SATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               SHARES             VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
MATERIALS--3.3%
--------------------------------------------------------------------------------------------------------
CHEMICALS--2.4%
Monsanto Co.                                                                  508,700   $    31,335,920
--------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Allegheny Technologies, Inc.                                                  105,000        12,136,950
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.8%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
NeuStar, Inc., Cl. A 1                                                        378,400        10,996,304
                                                                                        ----------------
Total Common Stocks (Cost $1,083,142,509)                                                 1,325,122,945

                                                    EXPIRATION    STRIKE
                                                         DATES     PRICE    CONTRACTS
--------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
--------------------------------------------------------------------------------------------------------
Apple, Inc. Put                                        1/28/08     $ 105           76            41,040
--------------------------------------------------------------------------------------------------------
Apple, Inc. Put                                        1/12/08        95        2,042           551,340
                                                                                        ----------------
Total Options Purchased (Cost $1,908,909)                                                       592,380

                                                                               SHARES
--------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.0%
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.29% 3,4
(Cost $557,986)                                                               557,986           557,986
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,085,609,404)                               100.0%    1,326,273,311
--------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             0.0          (235,708)

                                                                             ---------------------------
NET ASSETS                                                                      100.0%  $ 1,326,037,603
                                                                             ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                    CONTRACTS   EXPIRATION   EXERCISE     PREMIUM
              SUBJECT TO CALL         DATE      PRICE    RECEIVED         VALUE
--------------------------------------------------------------------------------
Apple, Inc.             1,059      1/21/08      $ 130   $ 348,928   $ 1,186,080

3. Rate shown is the 7-day yield as of May 31, 2007.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007 by virtue of the Fund, owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES         GROSS         GROSS         SHARES
                                                    AUGUST 31, 2006     ADDITIONS    REDUCTIONS   MAY 31, 2007
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money MarketFund, Cl. E               --    111,531,739   110,973,753        557,986

                                                                                                      DIVIDEND
                                                                                          VALUE         INCOME
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                    $ 557,986       $ 72,892


                           4 | OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

SATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.


                           5 | OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

SATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended May 31, 2007 was as follows:

                                             CALL OPTIONS
                         ---------------------------------
                                 NUMBER OF      AMOUNT OF
                                 CONTRACTS       PREMIUMS
----------------------------------------------------------
Options outstanding as of
August 31, 2006                         --      $      --
Options written                      2,083        667,899
Options closed or expired           (1,024)      (318,971)
----------------------------------------------------------
Options outstanding as of
May 31, 2007                         1,059     $  348,928
==========================================================

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                           6 | OPPENHEIMER GROWTH FUND

Oppenheimer Growth Fund

SATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                $ 1,087,166,177
Federal tax cost of other investments                (348,928)
                                              ----------------
Total federal tax cost                        $ 1,086,817,249
                                              ================

Gross unrealized appreciation                 $   262,347,992
Gross unrealized depreciation                     (24,078,010)
                                              ----------------
Net unrealized appreciation                   $   238,269,982
                                              ================


                           7 | OPPENHEIMER GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Growth Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: July 12, 2007